Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment
17	Property, plant and equipment

	Buildings RMB’000	Plant and machinery RMB’000	Vehicles and other equipment RMB’000	Total RMB’000
As at 1 January 2019
Cost	3,229,642	41,007,229	1,785,889	46,022,760
Accumulated depreciation	(2,142,540)	(29,905,377)	(1,451,131)	(33,499,048)
Impairment loss	(53,872)	(815,329)	(8,121)	(877,322)

Net book amount	1,033,230	10,286,523	326,637	11,646,390

Year ended 31 December 2019
Opening net book amount	1,033,230	10,286,523	326,637	11,646,390
Additions	—	99,041	15,578	114,619
Disposals	(4,114)	(60,503)	(5,988)	(70,605)
Reclassification	16,395	(82,604)	66,209	—
Transferred from construction in progress (Note 19)	26,655	999,412	97,553	1,123,620
Transferred from investment properties (Note 18)	6,924	—	—	6,924
Transferred to investment properties (Note 18)	(12,347)	—	—	(12,347)
Charge for the year	(92,123)	(1,346,725)	(68,956)	(1,507,804)

Closing net book amount	974,620	9,895,144	431,033	11,300,797

As at 31 December 2019
Cost	3,336,375	41,455,159	1,871,684	46,663,218
Accumulated depreciation	(2,310,970)	(30,793,083)	(1,432,530)	(34,536,583)
Impairment loss	(50,785)	(766,932)	(8,121)	(825,838)

Net book amount	974,620	9,895,144	431,033	11,300,797

Year ended 31 December 2020
Opening net book amount	974,620	9,895,144	431,033	11,300,797
Additions	707	228,153	65,380	294,240
Disposals	(7,020)	(42,246)	(2,866)	(52,132)
Impairment loss	(3,007)	(84,035)	(528)	(87,570)
Reclassification	22,878	(25,571)	2,693	—
Transferred from construction in progress (Note 19)	24,199	1,440,695	85,419	1,550,313
Acquisition of subsidiary (Note 20(a))	124,849	146,172	4,694	275,715
Transferred to investment properties (Note 18)	(15,302)	—	—	(15,302)
Charge for the year	(91,070)	(1,367,861)	(94,108)	(1,553,039)

Closing net book amount	1,030,854	10,190,451	491,717	11,713,022

As at 31 December 2020
Cost	3,481,210	42,742,330	1,958,220	48,181,760
Accumulated depreciation	(2,396,564)	(31,700,912)	(1,457,854)	(35,555,330)
Impairment loss	(53,792)	(850,967)	(8,649)	(913,408)

Net book amount	1,030,854	10,190,451	491,717	11,713,022

For the year ended 31 December 2020, the amount of depreciation expense charged to Cost of sales and Selling and administrative expense were RMB 1,543,891 thousands and RMB 9,148 thousands, respectively (2019: RMB 1,498,625 thousands and RMB 9,179 thousands, respectively; 2018: RMB 1,541,799 thousands and RMB 9,125 thousands, respectively).

For the year ended 31 December 2020, impairment loss of RMB 87,570 thousands has been recognized in Cost of sales for the excess of carrying amount over its recoverable amount.

For the year ended 31 December 2019, the written off of impairment loss of the Group amounted to RMB 51,484 thousands due to the disposal of property, plant and equipment.

For the year ended 31 December 2018, the Group made impairment provision of RMB 58,652 thousands against these property, plant and equipment with schemes of technology upgrades and replacement in the coming years.